MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Short-term:
Trading securities	[1]	$ 11,011	$ 15,784
Total short-term securities		11,011	15,784	[2]
Long-term:
Available-for-sale security		0	33,748
Total long-term securities		$ 0	$ 33,748	[2]

[1]	The Company recognized trading gains in amounts of $ 909 and $ 114 during the years ended December 31, 2014 and 2015, respectively.
[2]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).